Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Deferred revenue recognized	$ 222,581	$ 115,474
Unsatisfied remaining performance obligations	$ 6,300,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Remaining performance obligation, expected timing of recognized	3 years